Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Revolving credit facility, including swing-line credit facility	$ 137,292	$ 72,547
1.00% Convertible senior notes due December 2020	225,370	216,635
Equipment financing notes	35	1,332
Total	612,697	490,514
Less: current portion	35	1,289
Total long-term debt, excluding current portion	612,662	489,225
Weighted-average combined rate	2.20%	2.50%
Senior subordinated notes due September 2018 [Member]
Debt Instrument [Line Items]
Senior notes		200,000
Notes stated interest percentage	8.25%
5.125% Senior notes due August 2022 [Member]
Debt Instrument [Line Items]
Senior notes	250,000
Notes stated interest percentage	5.125%
Convertible senior notes due December 2020 [Member]
Debt Instrument [Line Items]
1.00% Convertible senior notes due December 2020	225,370	216,635
Notes stated interest percentage	1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, including swing-line credit facility	$ 137,300